Borrowings (Details Textual) ₨ / shares in Units, $ / shares in Units, ₨ in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨) shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 INR (₨) ₨ / shares shares	Mar. 31, 2023 INR (₨) $ / shares	Mar. 31, 2022 INR (₨) ₨ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 INR (₨)	Jul. 20, 2023 INR (₨)
Disclosure Of Borrowings [Line Items]
Maximum Amount of Securities Issuable	₨ 6,000,000
Description of conversion of debt to equity	The Tranche - I, CCDs shall be fully, mandatorily and compulsorily converted into equity shares by October 1, 2031 and the conversion ratio is decided based on the equity valuation as at March 31, 2023.	The Tranche - I, CCDs shall be fully, mandatorily and compulsorily converted into equity shares by October 1, 2031 and the conversion ratio is decided based on the equity valuation as at March 31, 2023.
Collateral Asset Member One [Member]
Disclosure Of Borrowings [Line Items]
Working Capital Facilities	₨ 620,000
Collateral Asset Member Two [Member]
Disclosure Of Borrowings [Line Items]
Working Capital Facilities	0		374,000	374,000
Collateral asset Member Three [Member]
Disclosure Of Borrowings [Line Items]
Working Capital Facilities	0		25,000	25,000
Collaterally Secured by Unencumbered Movable Fixed Asset [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	2,224,000		2,586,000	2,586,000
Collaterally Secured by Equitable Mortgages Over Properties [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	1,287,000		1,335,000	1,335,000
Collaterally Secured by Equitable Mortgage Over Vashi Property [Member]
Disclosure Of Borrowings [Line Items]
Working Capital Facilities	426,000		876,000	876,000
Collaterally Secured by Equitable Mortgage Over Land And Building [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 360,000		₨ 470,000	₨ 470,000
Bottom of range [member]
Disclosure Of Borrowings [Line Items]
Working Capital Facilities Bear Interest	7.60%	7.60%	5.40%
Bottom of range [member] | Buyers Credit Bear Interest Rate [Member]
Disclosure Of Borrowings [Line Items]
Interest rate	2.97%		0.79%	0.79%
Top of range [member]
Disclosure Of Borrowings [Line Items]
Working Capital Facilities Bear Interest	9.30%	9.30%	9.30%
Top of range [member] | Buyers Credit Bear Interest Rate [Member]
Disclosure Of Borrowings [Line Items]
Interest rate	6.23%		1.73%	1.73%
Movable Fixed Assets Funded By Term Loan And Project Receivables [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 3,899,000
Specific Project Receivables [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	102,000		₨ 306,000	₨ 306,000
Moveable Fixed Assets Funded Out Of Term Loan [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 334,000		553,000	₨ 553,000
Term bank loans [Member]
Disclosure Of Borrowings [Line Items]
Borrowings maturity	repayable in quarterly instalments within a tenor of 3 to 6 years after moratorium period ranging from 6 months to 2 years in certain cases.	repayable in quarterly instalments within a tenor of 3 to 6 years after moratorium period ranging from 6 months to 2 years in certain cases.
Term bank loans [Member] | Bottom of range [member] | Borrowings Interest Rate For Others [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	7.85%
Term bank loans [Member] | Top of range [member] | Borrowings Interest Rate For Others [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	10.84%
ECB [Member] | ECB Facility Agreement [Member]
Disclosure Of Borrowings [Line Items]
Proceeds from borrowings	₨ 5,000
Loan repaid	₨ 1,000	$ 5.0	₨ 1,000			$ 0.5
Cumulative Non Convertible Redeemable Preference Shares Issued From Print House India Private Limited [Member]
Disclosure Of Borrowings [Line Items]
Borrowings maturity							20
Borrowings							₨ 500,000
Percentage of preferential dividend payable till redemption							6.00%
Kotak Special Situations Fund [Member]
Disclosure Of Borrowings [Line Items]
Debt Conversion Converted Instrument Interest Rate	6.00%	6.00%
Kotak Special Situations Fund [Member] | Series 1 Compulsorily Convertible Debentures [Member]
Disclosure Of Borrowings [Line Items]
Debt Conversion Converted Instrument Shares Issued 1 | shares					2,000	2,000
Debt Conversion Converted Instrument Share Price | (per share)		$ 100			₨ 100
Debt Conversion Converted Instrument Amount 1					₨ 20,000,000,000
Kotak Special Situations Fund [Member] | Series 2 Compulsorily Convertible Debentures [Member]
Disclosure Of Borrowings [Line Items]
Debt Conversion Converted Instrument Shares Issued 1 | shares	19,800,000	19,800,000	19,800,000		20,000,000	20,000,000
Debt Conversion Converted Instrument Share Price | (per share)		$ 100	₨ 100	₨ 100		$ 20
Debt Conversion Converted Instrument Amount 1			₨ 1,980,000		₨ 100
Debt Conversion, Converted Instrument Rate	1.00%	1.00%			1.00%	1.00%
Maximum Amount of Securities Issuable	₨ 6,000,000
Amount to be transferred by way of assignment								₨ 6,000,000
Kotak Special Situations Fund [Member] | Series Five Compulsorily Convertible Debentures [Member]
Disclosure Of Borrowings [Line Items]
Debt Conversion Converted Instrument Shares Issued 1 | shares	12,000,000	12,000,000
Debt Conversion Converted Instrument Share Price | $ / shares		$ 100
Debt Conversion Converted Instrument Amount 1	₨ 1,200,000
Immovable Fixed Assets [Member] | Second Charge Mortgage Security Against Another Loan [Member]
Disclosure Of Borrowings [Line Items]
Borrowings
Noida DC Project [Member] | Project Receivables and Movable Fixed Assets [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	3,076,000
Chennai DC Project [Member] | Project Receivables and Movable Fixed Assets [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	1,810,000
Rabale T5 DC Project [Member] | Project Receivables and Movable Fixed Assets [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 5,001,000
Other Working Capital Facilities [Member]
Disclosure Of Borrowings [Line Items]
Borrowings maturity	repayable over a period of 12 to 60 months on equated monthly / quarterly instalments	repayable over a period of 12 to 60 months on equated monthly / quarterly instalments
Borrowings	₨ 1,575,000		1,659,000	₨ 1,659,000
Processing charges paid	₨ 162,000		₨ 185,000
Other Working Capital Facilities [Member] | Bottom of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	0.00%		0.00%	0.00%
Other Working Capital Facilities [Member] | Top of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	9.90%		10.50%	10.50%
Other Working Capital Facilities Two [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 279,000		₨ 732,000	₨ 732,000
Processing charges paid	648,000		532,000
Other Working Capital Facilities Three [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	729,000		715,000	715,000
Funded Out Of Identifiable Movable Fixed Assets One [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	3,672,000		1,958,000	1,958,000
Funded Out Of Identifiable Movable Fixed Assets Two [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 770,000		475,000	475,000
Funded Out Of Identifiable Movable Fixed Assets One And Two [Member]
Disclosure Of Borrowings [Line Items]
Charge on identifiable movable fixed assets	1.25
Exclusive Charge Assets Created Out Of Capex Reimbursement Is Possible [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 1,000,000		0	0
Exclusive Charge On Specific Movable Fixed Assets [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 1,500,000		1,000,000	1,000,000
Charge on identifiable movable fixed assets	1.1
Funded Out Of Identifiable Movable Fixed Assets Three [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 402,000		₨ 483,000	₨ 483,000